Incorporation and nature of business (Details)			12 Months Ended
	Nov. 27, 2020 CAD ($) $ / shares shares	Nov. 27, 2020 USD ($) shares	Aug. 31, 2021 CAD ($) $ / shares	Nov. 27, 2020 $ / shares
Disclosure of classes of share capital [line items]
Share price | $ / shares			$ 0.50
Initial public offering, net of transaction costs paid [note 18] | $			$ 33,430,239
Initial Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued | shares	2,760,000	2,760,000
Share price | (per share)	$ 10.00			$ 13.22
Initial public offering, net of transaction costs paid [note 18]	$ 27,600,000	$ 36,487,200